Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-37372
Entity Registrant Name	COLLEGIUM PHARMACEUTICAL, INC.
Entity Central Index Key	0001267565
Entity Tax Identification Number	03-0416362
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	100 Technology Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Stoughton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02072
City Area Code	781
Local Phone Number	713-3699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	COLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false